Debt (Pre-emergence Debt) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Predecessor | Senior Notes
Debt Instrument [Line Items]
Amortization of senior note debt issuance costs	$ 602	$ 1,921	$ 2,335